Interest-Bearing Loans and Borrowings - Summary of Changes in the Company's Liabilities Arising from Financing Activities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Proceeds from borrowings	$ 22,584	$ 17,782	$ 13,352
Payments on borrowings	(30,592)	(22,489)	(23,333)
Liabilities associated with assets held for sale	(1,145)
Long-term debt, net of current portion [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance beginning	106,997	110,637
Proceeds from borrowings	17,939	15,111
Payments on borrowings	(22,339)	(13,925)
Capitalization / (Payment) Of Lease Liabilities	420	215
Amortized cost	75	47
Unrealized foreign exchange effects	(538)	(1,951)
Current portion of long-term debt	(4,769)	(3,114)
Liabilities associated with assets held for sale	(69)
Other movements	(152)	(22)
Balance ending	97,564	106,997	110,637
Short-term debt and current portion of long-term debt [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance beginning	4,584	7,846
Proceeds from borrowings	4,645	2,672
Payments on borrowings	(8,253)	(8,564)
Capitalization / (Payment) Of Lease Liabilities	(441)	(423)
Amortized cost	13	17
Unrealized foreign exchange effects	(39)	(316)
Current portion of long-term debt	4,769	3,114
Liabilities associated with assets held for sale	(15)
Other movements	147	238
Balance ending	$ 5,410	$ 4,584	$ 7,846